Note 19 - Fair Value Measurements - Assets Measured at Fair Value on a Recurring Basis in Yen (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Available-for-sale securities— equity securities	¥ 5,669,510	¥ 3,830,847
Available-for-sale securities— debt securities	110,830	113,550
Total assets	5,780,340	3,944,397
Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities— equity securities	5,669,510	3,830,847
Available-for-sale securities— debt securities
Total assets	5,669,510	3,830,847
Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities— equity securities
Available-for-sale securities— debt securities	110,830	113,550
Total assets	¥ 110,830	¥ 113,550